SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
Activity included in accumulated other comprehensive loss table
The following table represents the activity included in accumulated other comprehensive loss:

	Foreign Currency Translation Adjustment (net of taxes)	Unrealized Gains (Losses) on Derivative Contracts (net of taxes)	Pension and Postretirement Benefits (net of taxes)	Accumulated Other Comprehensive Loss
	($ in millions)
Balance at January 1, 2015	$(2.3)	$(4.2)	$(436.6)	$(443.1)
Unrealized (losses) gains:
First quarter	(1.4)	(2.4)	—	(3.8)
Second quarter	0.3	(2.2)	—	(1.9)
Reclassification adjustments into income:
First quarter	—	1.9	8.6	10.5
Second quarter	—	1.8	8.4	10.2
Tax benefit (provision):
First quarter	—	0.2	(3.5)	(3.3)
Second quarter	—	0.2	(3.1)	(2.9)
Net Change	(1.1)	(0.5)	10.4	8.8
Balance at June 30, 2015	$(3.4)	$(4.7)	$(426.2)	$(434.3)
Balance at January 1, 2016	$(12.1)	$(6.9)	$(473.5)	$(492.5)
Unrealized gains (losses):
First quarter	24.0	1.1	—	25.1
Second quarter	(14.3)	(4.6)	—	(18.9)
Reclassification adjustments into income:
First quarter	—	3.7	6.1	9.8
Second quarter	—	1.7	5.9	7.6
Tax (provision) benefit:
First quarter	(8.5)	(1.8)	(2.3)	(12.6)
Second quarter	3.5	1.1	(2.4)	2.2
Net Change	4.7	1.2	7.3	13.2
Balance at June 30, 2016	$(7.4)	$(5.7)	$(466.2)	$(479.3)